Collection Comments Report

Loan #1	Loan #2	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Current Balance	Current Due Date	Collection Notes As of Date	Legal Status	Reason For Default	Willingness To Pay	Ability To Pay	Servicer Rating	Post Orig. Occupancy Status	Prev. Repayment Plan?	Prev. Repayment Plan Successful?	Collection Comments	Currently in FC	FC Status	FC Referral Date	FC Sale Date	FC Comments	Currently in BK	BK Status	BK Filing Date	BK Chapter	BK Comments	REO Date	Current Occupancy	REO Comments	Current Value	Current Value Date	Current Value Form Type
xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	11/1/2017	10/10/2017	Performing	Excessive Obligations	Good	Good	Meets Expectations	Owner (or Former): Primary Home	Modification (Permanent)	Yes	Subject loan is performing well. Review of updated payment history shows that the subject loan is performing currently. The last payment was received in the amount of $366.62 on 10/2/2017 for the due date of 10/1/2017 & the next due date is 11/1/2017. The unpaid principal balance as of the date is $XXX. Borrower is currently making payment per loan modification agreement dated 3/XX/2017.
Borrower has intent to keep his property. Subject loan was eligible for the HAMP streamline workout. Trial length was 3 months with each monthly payment of $359.00 with interest rate of 3.000%.1st trial plan payment was approved on 11/XX/2016 and borrower made all TPP for consecutive 3 months until 2/XX/2017 and loam modification was approved on 3/XX/2017.
																						As per commented on 2/XX/2017, the reason for default is excessive obligation. Subject property is secured and is occupied by owner. No bankruptcy was filed for the subject loan per latest 24 collection comments. As per comment available on 5/XX/2016, opt borrower on reinstatement and short sale relocation $1,500.00 and DIL and all option. Borrower said the he had an investor to help him out before this got transfer however, the loan got sold and the investor walked.	Yes	Referred to Attorney	xxxx	Not Applicable	As per servicing comment foreclosure was referred to attorney on XX/XX/XXXX and servicing comment dated on XX/XX/XXXX foreclosure was put on hold due to loss mitigation.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable				$XXX	02/XX/2017	Automated Valuation Model (AVM)
xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	11/1/2017	10/10/2017	Performing	Unemployment / Decreased Income	Good	Good	Meets Expectations	Occupied by Unknown Party	Modification (Temporary)	No	The borrower is current with the loan and payment is due for 11/XX/2017. There is no identification foreclosure or bankruptcy activity found.
 As of 10/10/2017 payment history shows, the borrower is making regular payments. The last payment was received on 10/XX/2017 in the amount of $1153.60 which was applied to the date of 10/1/2017. The current UPB is reflected in the payment history in the amount of $XXX.
As per available property inspection report dated 7/XX/2016 shows the subject property is occupied by an unknown party with good condition and also collection comment dated 1/3/2017shows the subject property is occupied by an unknown party. There is no comment found regarding damage and repairs.
The loan was modified twice since origination. The last loan modification was made on 7/XX/2008. Prior loan modification was done on 6/XX/2000.  However, the borrower is making payments as per ARM Note terms.
Current P&I is $342.67 at the interest rate of 4.375%.
The interest rate has been changed from 3.875% to 4.375% as per ARM terms from due date 8/1/2017.
Comment dated XXX indicates the subject property is located in a declared disaster area (XXX). The event occurred on XXX, disaster declared XXX, disaster end date XXX.
The latest property inspection report is not available. Hence, unable to determine current property condition of the subject property.
																						Comment dated 9/18/2017 shows, Flood insurance effective dated 9/XX/2017 with an expiry date of 10/XX/2016. Policy No: XXX Ins Status: Expired.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable				$XXX	01/XX/2017	Unavailable
xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	Florida	xxx	xxx	10/1/2017	10/10/2017	Performing	Excessive Obligations	Average	Average	Meets Expectations	Occupied by Unknown Party	Modification (Permanent)	No	Current status of the loan is Performing and borrower made his last 3 payments on time. There are no records found regarding foreclosure and bankruptcy. The collection comment dated XX/XX/XXXX states that foreclosure and bankruptcy are not active.
The loan is current and due for 10/1/2017 payment. The last payment was received for due date 9/1/2017 on 9/XX/2017 in the amount of $XXX.
The reason for default is Excessive obligation.
As per collection comment dated XXX, Property is located in a declared disaster area. Disaster was declared on XXX.
																						As per Inspection Report dated 9/XX/2016 property was occupied and there are no damages and repairs found on the subject property. Property as is the price quoted as $XXX.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable				$XXX	09/XX/2016	Automated Valuation Model (AVM)
xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	xxx	California	xxx	xxx	11/1/2017	10/10/2017	Performing	Unemployment / Decreased Income	Good	Good	Meets Expectations	Owner (or Former): Primary Home	None	Not Applicable	The loan is currently performing and the next due date is 11/01/2017. The last payment was made on 10/02/2017 in the amount of $6,110.08 which was applied to 10/1/2017. The borrower is making payment as per note terms.
The loan has not been modified since the origination.
As per latest servicing comment, the reason for default is an excessive obligation.
Financial document request letter had sent to the borrower on 05/XX/2016 for requesting to provide documents within 30 days to determine whether the borrower qualifies for modification.
As per review of servicing comment, the foreclosure was initiated and the file was referred to an attorney on 08/XX/2016 and the complaint was filed on 09/XX/2016. As per comment dated 03/17/2017, the sale was scheduled on 04/XX/2017. The borrower had received a notice of foreclosure on 04/XX/2017.
However, foreclosure was put on hold due to FEMA.
As per comment dated 04/XX/2017, the file was referred to loss mitigation. The foreclosure file was closed because the loan was reinstated on 04/XX/2017. Now, the loan is current.
As per comment dated 04/XX/2017, the reinstatement funds was posted on 04/XX/2017 in the amount of $XXX.
As per latest payment history, the current interest rate is 4.125%. As per comment dated 05/09/2017, the borrower's interest rate boarded incorrectly from the previous servicer to cms. There is ARM dispute. Borrower wanted to know that why interest rate has been changed several times. The interest rate has been changed from 2.5% to 3.0% to 3.5% to now 4.125%.
As per comment dated 05/02/2017, the subject property is owner-occupied. No damage is found to the subject property. No recent BPO is available in the loan file to confirm the condition, damage, and repair on the subject property.	Yes	Awaiting Sale	xxxx	Not Applicable	As per review of servicing comment, the foreclosure was initiated and the file was referred to an attorney on 08/XX/2016 and the complaint was filed on 09/XX/2016. As per comment dated 03/XX/2017, the sale was scheduled on 04/XX/2017. The borrower had received a notice of foreclosure on 04/XX/2017.
However, foreclosure was put on hold due to FEMA.
																											As per comment dated 04/XX/2017, the file was referred to loss mitigation. The foreclosure file was closed because the loan is reinstated on 04/XX/2017. Now, the loan is current.	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable				$XXX	01/XX/2017	Unavailable